COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) item $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item $ / shares
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item		3		3
Deferred fee per unit | $ / shares		$ 0.35		$ 0.35
Aggregate deferred underwriting fee payable		$ 7,043,750		$ 7,043,750
Gain from recognition of deferred underwriting fee payable	$ 326,138		$ 326,138	326,138
Derecognition of deferred underwriting fee payable allocated to Class A common stock				6,717,612
Class A common stock subject to redemption
COMMITMENTS AND CONTINGENCIES
Derecognition of deferred underwriting fee payable allocated to Class A common stock				$ 6,717,612